Annual Total Returns - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Semiconductors Fund	Sep. 28, 2024
Fidelity Advisor Semiconductors Fund - Class A
Bar Chart Table:
Annual Return 2014	37.15%
Annual Return 2015	2.34%
Annual Return 2016	32.42%
Annual Return 2017	34.24%
Annual Return 2018	(12.49%)
Annual Return 2019	63.75%
Annual Return 2020	43.62%
Annual Return 2021	57.52%
Annual Return 2022	(35.05%)
Annual Return 2023	74.91%
Fidelity Advisor Semiconductors Fund - Class Z
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018